Hedging Activities - Impact of Interest Rate Swaps on Consolidated Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) reclassified from OCI	$ 3,550	$ (6,910)	$ (5,188)
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain recognized in OCI	1,786	2,950	7,260
Amount of gain (loss) recognized in net income on hedges (ineffective portion)			$ 202